Disclosure of fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 10,112	$ 12,251
Financial assets available-for-sale	1,214	1,437
Total marketable securities	11,326	13,688
First Mining Gold Corp. (TSX FF) [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	7,576	9,819
Sprott Physical Silver Trust (NYSE PSLV) [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	$ 2,536	$ 2,432